Ordinary shares	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Ordinary shares

11. Ordinary shares

The shareholders’ equity structures of the Company as of December 31, 2022 and 2023 were presented after giving retroactive effect to the Reorganization and Stock Split of the Company.

The authorized share capital of the Company is $50,000 divided into 5,000,000,000 Ordinary Shares of $0.00001 par value per share. On August 15, 2022 and November 15, 2022, the Company issued an aggregate of 39,031,650 Ordinary Shares at a price of $0.00001 per share, with total consideration of $0.4 thousand, pro-rata to the shareholders of the Company as of such date.

On May 29, 2023, the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 each without any action on the part of the shareholder. All historical share numbers and per share amounts have been retrospectively restated to reflect such Stock Split for all periods presented. As of December 31, 2022 and 2023, 78,063,300 and 78,063,300 Ordinary Shares were issued and outstanding.